Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Summary of information on plan assets and defined benefit obligation per country

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
in EUR million	2024	2023	2024	2023	2024	2023
The Netherlands	325	331	415	426	-90	-95
United States	250	257	235	245	15	12
United Kingdom	1,206	1,257	751	790	455	467
Belgium	513	516	450	473	63	43
Other countries	341	317	368	353	-26	-37
Funded status (Net defined benefit asset/liability)	2,636	2,678	2,219	2,288	416	390

Presented as:
- Other assets					568	554
- Other liabilities					-152	-164
					416	390

Schedule of changes in fair value of plan assets
Changes in the fair value of plan assets for the period were as follows:

Changes in fair value of plan assets
in EUR million	2024	2023
Opening balance as at 1 January	2,678	2,637
Interest income	106	115
Remeasurements: Return on plan assets excluding amounts included in interest income	-118	-8
Employer's contribution	23	28
Participants contributions	4	4
Benefits paid	-128	-119
Effect of curtailment or settlement	-8	0
Exchange rate differences	79	22
Closing balance	2,636	2,678

Actual return on the plan assets	-12	107

Schedule of changes in present value of defined benefit obligation and other post-employment benefits
Changes in the present value of the defined benefit obligation and other post-employment benefits for the period were as follows:

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
in EUR million	2024	2023	2024	2023
Opening balance as at 1 January	2,288	2,159	30	29
Current service cost	28	27	1	1
Interest cost	87	92	3	2
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	-3	-9
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	-94	127	5	1
Participants’ contributions	3	3
Benefits paid	-132	-123	-1	-1
Past service cost	1	1
Effect of curtailment or settlement	-9
Exchange rate differences and other changes	51	12	1	-2
Closing balance	2,219	2,288	38	30

Summary of changes in the net defined benefit assets/liability remeasurement reserve
Amounts recognised directly in Other comprehensive income were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
in EUR million	2024	2023
Opening balance as at 1 January	-317	-232

Remeasurement of plan assets	-118	-8
Actuarial gains and losses arising from changes in demographic assumptions	3	9
Actuarial gains and losses arising from changes in financial assumptions	94	-127
Taxation and Exchange rate differences	5	40
Total Other comprehensive income movement for the year	-16	-85

Closing balance	-333	-317

Summary of pension and other staff-related benefit costs

Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Total
in EUR million	2024	2023	2022	2024	2023	2022	2024	2023	2022
Current service cost	28	27	33	1	1	1	29	28	34
Past service cost	1	1				-1	1	1
Net Interest cost	-19	-23	-8	3	2	1	-16	-21	-6
Effect of curtailment or settlement	-1						-1
Defined benefit plans	9	5	26	4	3	2	13	8	27

Defined contribution plans							423	391	364
Pension and other post-employment benefits							435	399	392
Other staff-related benefits							20	19	-2
Pension and other staff-related benefits							455	418	390